6. Members' Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
B Preferred Units
Members' Capital	$ 1,000	$ 0
A Common Units
Members' Capital	2,057	1,904
Members Capital
Members' Capital	$ 3,057	$ 1,904